Business Combinations - Summary of Detailed Information about Cash Out Flow on Acquisition (Details) - Bio Vision Acquisition [Member] £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Net cash outflow on acquisition
Consideration paid in cash	£ 242.1
Adjustment for settlement of pre-existing relationship	(1.4)
Acquired cash and cash equivalents	(10.0)
Net cash outflow on acquisition	230.7
Foreign exchange differences between acquisition and payment date	(2.0)
Consideration per cash flow	£ 228.7